RELATED PARTY TRANSACTIONS (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Compensation of key management and directors	$ 2,008,468	$ 1,223,773
Number of stock options issued to key management and directors	1,920,000	2,427,000
Stock options issued to key management and directors	$ 6,421,254	$ 6,620,570
Number of stock options exercised by key management and directors	699,999	25,000
Stock options exercised by key management and directors	$ 1,243,136	$ 88,376
Number of stock options forfeited by key management and directors	1,180,001
Stock options forfeited by key management and directors	$ 4,439,950
Management fees to related parties	320,000	378,674
Amount unpaid and included in accounts payable	26,667	26,667
Legal fees to related party	839,156	$ 549,387
Stenocare
Disclosure of transactions between related parties [line items]
Sale of cannabis extracts	170,336
O'Cannabis
Disclosure of transactions between related parties [line items]
Expenses incurred for services provided by related party	$ 46,443